POST-EMPLOYMENT BENEFITS - Present Value of Accrued Plan Benefits and Estimated Market Values of Net Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Net deferred pension asset	$ (93)	$ (94)
Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	2,385	2,339
Accrued benefit obligations	(2,197)	(2,260)
Surplus of plan assets over accrued benefit obligations	188	79
Effect of asset ceiling limit	(13)	(3)
Net deferred pension asset	175	76
Deferred pension asset	183	76
Deferred pension liability	$ (8)	$ 0